14. Financial assets and liabilities (Details 1) $ in Thousands	Dec. 31, 2020 ARS ($)
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	$ 48,149,007
To Due
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	45,113,817
Less than 90 Days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	3,008,214
90 - 180 Days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	2,343
180 - 270 Days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	12,653
270 - 360 Days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	27
Greater than 360 Days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	$ 11,953